Condensed Consolidated Statements of Operations (Unaudited) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Income Statement [Abstract]
Revenue	$ 44,361	$ 34,507	$ 85,821	$ 67,835
Cost of revenue	12,377	10,193	23,716	20,069
Gross profit	31,984	24,314	62,105	47,766
Operating expenses
Research and development	4,948	3,933	10,097	7,463
Sales and marketing	22,866	14,856	44,329	27,977
General and administrative	6,597	4,022	13,053	8,713
Total operating expenses	34,411	22,811	67,479	44,153
(Loss) income from operations	(2,427)	1,503	(5,374)	3,613
Other income (expense)
Interest income	76	12	143	29
Interest expense	(76)	(168)	(183)	(345)
Foreign exchange income (expense)	2,719	741	6,815	(3,100)
Total other income (expense), net	2,719	585	6,775	(3,416)
Income before income taxes	292	2,088	1,401	197
(Benefit from) provision for income taxes	(11)	(80)	854	278
Net income (loss)	303	2,168	547	(81)
Net income (loss) available to ordinary shareholders - basic (Note 10)	303	1,572	547	(81)
Net income (loss) available to ordinary shareholders - diluted (Note 10)	$ 303	$ 1,612	$ 547	$ (81)
Net income (loss) per ordinary share:(Note 10)
Basic	$ 0.01	$ 0.05	$ 0.01	$ 0.00
Diluted	$ 0.01	$ 0.04	$ 0.01	$ 0.00
Weighted-average number of ordinary shares outstanding:
Basic	54,636	33,673	54,462	33,371
Diluted	58,513	36,991	58,022	33,371